File No. 333-______

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2015

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.  [   ]

Curian Variable Series Trust
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices)

(877) 847-4143
(Registrant’s Area Code and Telephone Number)

With copies to:

SUSAN S. RHEE, ESQ. Curian Variable Series Trust Vice President, Chief Legal Officer, & Secretary 1 Corporate Way Lansing, Michigan 48951	ALAN GOLDBERG, ESQ. K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, Illinois 60602

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on February 27, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: shares of beneficial interest in the series of the registrant designated as the Curian Guidance – Moderate Growth Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-177369 and 811-22613).

CURIAN VARIABLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Information Statement

Part A - Information Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way
Lansing, Michigan 48951

February 27, 2015

Dear Contract Owner:

We are writing to inform you of an important matter concerning your allocation of contract values under your variable life insurance policy or variable annuity contract to the investment division of your separate account that invests in the Curian Guidance – Tactical Moderate Growth Fund, a series of Curian Variable Series Trust (the “Acquired Fund”).  At a meeting held on January 8, 2015, the Board of Trustees of the Acquired Fund (the “Board”) approved a reorganization pursuant to which the Acquired Fund will be reorganized with and into the Curian Guidance – Moderate Growth Fund, a series of the Curian Variable Series Trust (the “Acquiring Fund,” and together with the Acquired Fund, the “Funds”). Shareholders were first notified of the reorganization in a supplement dated January 16, 2015, to the Acquired Fund’s Prospectus, dated April 28, 2014, as supplemented.

The Board, after careful consideration, approved the reorganization. After considering the recommendation of Curian Capital, LLC (“Curian Capital”), the investment adviser to the Funds, the Board concluded that: (i) the reorganization will benefit the shareholders of each Fund; (ii) the reorganization is in the best interests of each Fund; and (iii) the interests of the shareholders of each Fund will not be diluted as a result of the reorganization.

Effective April 24, 2015 (the “Closing Date”), you will indirectly own shares in the Acquiring Fund equal in dollar value to your interest in the Acquired Fund on the Closing Date. No sales charge, redemption fees, or other transaction fees will be imposed in the reorganization. The reorganization will not cause any fees or charges under your contract to be greater after the reorganization than before, and the reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. The reorganization is intended to be a tax-free reorganization for Federal income tax purposes.

While no action is required of you with regard to the reorganization, you may wish to take other actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (“Division(s)”) of the separate account. You may execute certain changes prior to the reorganization, in addition to following the reorganization with regard to the Acquiring Fund.

All actions with regard to the Acquired Fund need to be completed by the Closing Date.  In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division.  The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs.  In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek long-term growth of capital through investments in other funds that invest across multiple asset classes.  If you want to transfer your Contract Value out of the Acquired Fund Division prior to the reorganization you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, after the reorganization if you want to transfer your Contract Value out of the Acquiring Fund Division you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge.  You will be provided with an additional notification of this free-transfer policy on or about April 27, 2015.

If you want to change your allocations instructions as to your future premium payments or the programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 30314

Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

For Jackson variable universal life policies:

Jackson® Service Center
P.O. Box 30502
Lansing, Michigan 48909-8002
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

For Jackson New York variable universal life policies:

Jackson of NY® Service Center
P.O. Box 30901
Lansing, MI 48909-8401
1-800-599-5651
www.jackson.com

NO ACTION ON YOUR PART IS REQUIRED REGARDING THE REORGANIZATION. YOU WILL AUTOMATICALLY RECEIVE SHARES OF THE ACQUIRING FUND IN EXCHANGE FOR YOUR SHARES OF THE ACQUIRED FUND AS OF THE CLOSING DATE. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY.

Very truly yours,

Mark D. Nerud
President and Chief Executive Officer
Curian Variable Series Trust

INFORMATION STATEMENT

for

Curian Guidance – Tactical Moderate Growth Fund, a series of Curian Variable Series Trust

and

PROSPECTUS

for

Curian Guidance – Moderate Growth Fund, a series of Curian Variable Series Trust

Dated
February 27, 2015

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

This Combined Information Statement and Prospectus (the “Information Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of February 27, 2015, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the Curian Guidance – Tactical Moderate Growth Fund (the “Tactical Moderate Growth Fund” or the “Acquired Fund”), a series of the Curian Variable Series Trust (the “Trust”). The Trust is an open-end management investment company registered with the Securities and Exchange Commission (“SEC”).

This Information Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about March 4, 2015.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS INFORMATION STATEMENT/PROSPECTUS OR DETERMINED IF THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

At a meeting of the Curian Variable Series Trust’s (the “Trust”) Board of Trustees held on January 8, 2015, the Board of Trustees approved the Plan of Reorganization, which provides for the reorganization of the Tactical Moderate Growth Fund into the Curian Guidance – Moderate Growth Fund (“Moderate Growth Fund” or the “Acquiring Fund”), a series of the Trust.  The reorganization referred to above is referred to herein as the “Reorganization.”

This Information Statement/Prospectus, which you should retain for future reference, contains important information regarding the Reorganization that you should know.  Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge.

The following documents have been filed with the SEC and are incorporated by reference into this Information Statement/Prospectus:

1.
The Prospectus and Statement of Additional Information of the Trust, each dated April 28, 2014, as supplemented, with respect to the Tactical Moderate Growth Fund and the Moderate Growth Fund (File Nos. 333-177369 and 811-22613);

2.
The Annual Report to Shareholders of the Trust with respect to the Tactical Moderate Growth Fund and the Moderate Growth Fund for the fiscal year ended December 31, 2013 (File Nos. 333-177369 and 811-22613);

3.
The Semi-Annual Report to Shareholders of the Trust with respect to the Tactical Moderate Growth Fund and the Moderate Growth Fund for the period ended June 30, 2014  (File Nos. 333-177369 and 811-22613);

4.	The Statement of Additional Information dated February 27, 2015, relating to the Reorganization (File No. [__________________]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and Acquiring Fund in the Trust’s Annual Report listed above, which has been furnished to Contract Owners.  Contract Owners may request another copy thereof, without charge, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the Curian Variable Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, it must file certain reports and other information with the SEC.  You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices:  New York Regional Office, Brookfield Place, 200 Vesey Street, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1961 Stout Street, Suite 1700, Denver, Colorado 80294; Los Angeles Regional Office, 444 South Flower Street, Suite 900, Los Angeles, California 90071; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA  02110; Philadelphia Regional Office, One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA  19103; Atlanta Regional Office, 950 East Paces Ferry, N.E., Suite 900, Atlanta, GA  30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX  76102; Salt Lake Regional Office, 351 S. West Temple Street, Suite 6100, Salt Lake City, UT  84101; San Francisco Regional Office, 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Reports and other information about the Trust are available on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

ii

iii

SUMMARY

You should read this entire Information Statement/Prospectus carefully.  For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Reorganization

This Information Statement/Prospectus is being distributed to shareholders with amounts invested in the Acquired Fund as of February 27, 2015 to inform them of the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund.  (The Acquired Fund and Acquiring Fund are sometimes referred to herein as a “Fund.”)

The Acquired Fund has one share class (“Acquired Fund Shares”).  The Acquiring Fund also only has one share class (the “Acquiring Fund Shares”).  The rights and preferences of the Acquiring Fund Shares are identical to the Acquired Fund Shares.

The Plan of Reorganization provides for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;

●	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;

●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and

●	the complete termination of the Acquired Fund.

A comparison of the investment objective, investment policies, strategies and principal risks of the Acquired Fund and the Acquiring Fund is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.  The Funds have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in “Additional Information about the Acquiring Fund” below.  Each Fund offers its shares to Separate Accounts and certain other eligible investors.  Shares of each Fund are offered and redeemed at their net asset value without any sales load.  You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 24, 2015, or on a later date the Trust decides upon (the “Closing Date”).  As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund.  Such shareholder would hold, immediately after the Closing Date, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Acquired Fund shares that were held by the shareholder as of the Closing Date.  Similarly, each Contract Owner whose Contract values are invested in shares of the Acquired Fund would become an indirect owner of shares of the Acquiring Fund. Each such Contract Owner would indirectly hold, immediately after the Closing Date, shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Acquired Fund Shares that were indirectly held by the Contract Owner as of the Closing Date.  The Trust believes that there will be no adverse tax consequences to Contract Owners as a result of the Reorganization.  Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The Trust’s Board of Trustees (the “Board”) unanimously approved the Plan of Reorganization with respect to the Tactical Moderate Growth Fund.  The Trust’s Declaration of Trust, By-Laws and applicable state law do not require shareholder approval of the Reorganization. Moreover, Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), does not require shareholder approval of the Reorganization, provided certain conditions are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board has determined that the Reorganization is in the best interests of Acquired Fund, shareholders are not being asked to vote on the Reorganization. Please see “Additional Information about the Reorganization – Board Considerations” below for further information.

DESCRIPTION OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE TACTICAL MODERATE GROWTH FUND INTO THE MODERATE GROWTH FUND

Summary of the Funds and the Key Terms of the Reorganization

The following summarizes key information regarding the Funds and the Reorganization.  More complete discussions are located elsewhere in the Information Statement/Prospectus.

●
The Funds have similar investment objectives.  Each Fund seeks long-term growth of capital through investments in other funds (“Underlying Funds”).  The Funds also have the same fundamental policies and restrictions.  Both the Tactical Moderate Growth Fund and Moderate Growth Fund are “non-diversified” funds for the purposes of the 1940 Act.  For a detailed comparison of each Fund’s fundamental policies and restrictions, see “Comparison of Fundamental Policies” below.

●
The Funds also have similar investment policies.  Each Fund is structured as a fund-of-funds and invests in shares of Underlying Funds.  The Tactical Moderate Growth Fund seeks to achieve its objective by tactically allocating its assets to Underlying Funds that invest amongst various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.  Similarly, the Moderate Growth Fund seeks to achieve its objective by allocating a majority of its assets to Underlying Funds that invest across various alternative, domestic equity, and global equity asset and sub-asset classes.  There are, however, differences in the Funds’ primary investment policies and strategies of which you should be aware. For example, the Tactical Moderate Growth Fund uses a model-driven approach that dictates overall asset allocation, while the Moderate Growth Fund does not have a corresponding strategy.  For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

●
The Funds also have similar principal risks, although there are differences of which you should be aware.  Each Fund’s principal risks include allocation risk, commodity risk, counterparty risk, credit risk, currency risk, derivatives risk, emerging markets risk, equity securities risk, fixed income risk, foreign regulatory risk, foreign securities risk, frontier market countries risk, liquidity risk, managed portfolio risk, market risk, micro-cap company risk, non-diversification risk, precious metal related securities risk, and Underlying Funds risk.  The Tactical Moderate Growth Fund, however, also is subject to index investing risk and license termination risk, while the Moderate Growth Fund is not.  In addition, the principal risks of investing in the Moderate Growth Fund also includes real estate investment risk, short sales risk, and sovereign debt risk, which are not principal risks of investing in the Tactical Moderate Growth Fund.  For a detailed comparison of each Fund’s risks, see “Comparison of Principal Risk Factors” below.

●
Curian Capital, LLC (“Curian Capital” or the “Adviser”) currently serves as the investment adviser and administrator for each Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC (“JNAM”) is approved by shareholders via a separate proxy, then JNAM will manage and administer the Moderate Growth Fund after the Reorganization.  Curian Capital and JNAM have both received separate exemptive orders from the SEC that generally permit Curian Capital, JNAM, and the Trust’s Board of Trustees to appoint, dismiss and replace each Fund’s sub-adviser(s) and to amend the advisory agreements between Curian Capital or JNAM, as the case may be, and a sub-adviser, without obtaining shareholder approval.  However, any amendment to an advisory agreement between Curian Capital or JNAM, as the case may be, and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Currently, neither Fund employs a sub-adviser.  For a detailed description of the Adviser, please see “Additional Information about the Acquiring Fund - The Adviser” below.

●
The Tactical Moderate Growth Fund and Moderate Growth Fund had net assets of approximately $281.0 million and $405.9 million, respectively, as of June 30, 2014.  Thus, if the Reorganization had been in effect on that date, the Tactical Moderate Growth Fund combined with the Moderate Growth Fund (the “Combined Fund”) would have had net assets of approximately $686.9 million.

●
Shareholders of the Tactical Moderate Growth Fund will receive shares of the Moderate Growth Fund pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization” and “Additional Information about the Acquiring Fund” below for more information.

●
It is estimated that the annual operating expense ratios for the Moderate Growth Fund’s shares, following the Reorganization, will be lower than those of the Tactical Moderate Growth Fund’s shares. The annual operating expense ratios for the Moderate Growth Fund’s shares are currently higher than those of the Tactical Moderate Growth Fund’s shares.  The Board considered the amount of assets that the Combined Fund will have on the Closing Date, specifically that the Combined Fund will benefit due to a breakpoint in fees because the assets will be greater than $500 million.  As a result of satisfying the breakpoint, the management fee and the annual operating expense ratio for the Moderate Growth Fund’s shares will be lower than those of the Tactical Moderate Growth Fund’s shares. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
The maximum management fee for the Tactical Moderate Growth Fund and the Moderate Growth Fund are both equal to an annual rate of 0.15% of their average daily net assets.  The administrative fee payable to the administrator is also the same for both Funds. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Fund” below.

●
Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Moderate Growth Fund.  It is not expected that the Moderate Growth Fund will revise any of its investment policies following the Reorganization to reflect those of the Tactical Moderate Growth Fund.

●
The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.  Please see “Additional Information about the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Fund and the estimated pro forma fees and expenses of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred for the fiscal year ended December 31, 2013.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2013.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Annual Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Tactical Moderate Growth Fund	Moderate Growth Fund	Pro Forma Moderate Growth Fund
Management Fee	0.15%	0.15%	0.15%
Other Expenses2	0.12%	0.12%	0.07%4
Acquired Fund Fees and Expenses3	0.95%	1.18%	1.18%
Total Annual Fund Operating Expenses	1.22%	1.45%	1.40%
1 Management Fees and Administrative Fees have been restated to reflect a change in the management fee rate and administrative fee rate effective January 2, 2014.

2  “Other Expenses” for the Tactical Moderate Growth Fund and the Moderate Growth Fund includes an Administrative Fee of 0.10% which is payable to Curian Capital.

3 Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.  The Total Annual Fund Operating Expenses disclosed above do not correlate to the Ratio of Total Expenses to Average Net Assets of the Fund stated in the Financial Highlights because the Ratio of Total Expenses to Average Net Assets does not include Acquired Fund Fees and Expenses.

4  In conjunction with the separate proposal to change investment advisers, the Board approved a reduction of 5 basis points in the Administrative Fee at its January 8, 2015 Special Board Meeting.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

●	You invest $10,000 in a Fund;
●	Your investment has a 5% annual return;
●	Each Fund’s operating expenses remain the same as they were as of December 31, 2013; and
●	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tactical Moderate Growth Fund	$124	$387	$670	$1,477
Moderate Growth Fund	$148	$459	$792	$1,735
Pro Forma Moderate Growth Fund	$143	$443	$766	$1,680

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  For the six-months ended June 30, 2014, the portfolio turnover rates for the Tactical Moderate Growth Fund and Moderate Growth Fund were 31% and 16%, respectively, of the average value of the respective Fund.

Comparison of Investment Adviser

The following table compares the investment adviser of the Moderate Growth Fund with that of the Tactical Moderate Growth Fund.

Acquiring Fund	Acquired Fund
Moderate Growth Fund	Tactical Moderate Growth Fund
Investment Adviser Curian Capital, LLC*	Investment Adviser Curian Capital, LLC*

*Although it is proposed that Jackson National Asset Management, LLC become investment adviser to the Funds, subject to approval of the Trust’s shareholders, with such change to become effective on April 27, 2015.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Moderate Growth Fund with those of the Tactical Moderate Growth Fund.  The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risks, see Appendix B.

Acquiring Fund	Acquired Fund
Moderate Growth Fund	Tactical Moderate Growth Fund

Investment Objective

The investment objective of the Fund is to seek long-term growth of capital by investing in other funds that offer a broad array of stock, bond, and other asset classes and strategies.

Investment Objective

The investment objective of the Fund is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds.

Principal Investment Strategies No corresponding strategy.
Principal Investment Strategies

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to Appendix B for a list of available Underlying Funds.

The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.   Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to Appendix B for a list of available Underlying Funds.

The Fund allocates its assets among Underlying Funds categorized by the Adviser as Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Risk Management, Sector, Specialty, and Tactical Management.

The Fund allocates its assets among Underlying Funds categorized by the Adviser as Alternative Assets, Alternative Strategies, Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Risk Management, Sector, Specialty, and Tactical Management.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in

Acquiring Fund	Acquired Fund
Moderate Growth Fund	Tactical Moderate Growth Fund
alternative assets and employ alternative strategies.	alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in Appendix B.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in Appendix B.

The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.	The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  For an explanation of each such risk, see “Additional Information about the Reorganization – Description of Risk Factors” below.

Risks	Moderate Growth Fund	Tactical Moderate Growth Fund
Allocation risk	X	X
Commodity risk	X	X
Counterparty risk	X	X
Credit risk	X	X
Currency risk	X	X
Derivatives risk	X	X
Emerging markets risk	X	X
Equities securities risk	X	X
Fixed income risk	X	X
Foreign regulatory risk	X	X

Risks	Moderate Growth Fund	Tactical Moderate Growth Fund
Foreign securities risk	X	X
Frontier market countries risk	X	X
Index investing risk		X
License termination risk		X
Liquidity risk	X	X
Managed portfolio risk	X	X
Market risk	X	X
Micro-cap company risk	X	X
Non-diversification risk	X	X
Precious metal related securities risk	X	X
Real estate investment risk	X
Short sales risk	X
Sovereign debt risk	X
Underlying Funds risk	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the Moderate Growth Fund with those of the Tactical Moderate Growth Fund.

Acquiring Fund	Acquired Fund
Moderate Growth Fund	Tactical Moderate Growth Fund
(1) The Fund is “non-diversified” under the 1940 Act and may invest more of its assets in fewer issuers than “diversified” mutual funds.	Same.
(2) The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged	Same.

Acquiring Fund	Acquired Fund
Moderate Growth Fund	Tactical Moderate Growth Fund
in those businesses.

(4)      The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).
Same.
(5) The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.
(7) The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad measure of market performance.  Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Tactical Moderate Growth Fund – Calendar Year Total Returns

Best Quarter (ended 3/31/2013): 5.13%; Worst Quarter (ended 9/30/2014): -2.39%

Moderate Growth Fund – Calendar Year Total Returns

Best Quarter (ended 6/30/2014): 4.65%; Worst Quarter (ended 9/30/2014): -2.02%

Tactical Moderate Growth Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (February 6, 2012)
Tactical Moderate Growth Fund	4.44%	6.98%
Dow Jones Moderate Index	5.35%	8.51%
25% S&P 500 Index, 10% MSCI EAFE Index (Net), 35% Barclays U.S. Aggregate Bond Index, 30% Credit Suisse Hedge Fund Index 1	6.22%	7.96%
Barclays U.S. Aggregate Bond Index	5.97%	2.51%
MSCI EAFE Index (Net)	-4.90%	8.41%
S&P 500 Index	13.69%	18.36%
Credit Suisse Hedge Fund Index 2	4.13%	6.11%
1This blended benchmark contains a hedge fund index that reports monthly returns and thus the inception of the index is as of the closest month end.
2 Credit Suisse Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on February 29, 2012, the closest available date to the Fund’s inception. The Fund’s performance for the period beginning on February 29, 2012 was 6.99%.

Moderate Growth Fund – Average Annual Total Returns as of December 31, 2014
	1 year	Life of Fund (February 6, 2012)
Moderate Growth Fund	4.11%	7.25%
Dow Jones Moderate Index	5.35%	8.51%
30% S&P 500 Index, 25% MSCI EAFE Index (Net), 25% Barclays U.S. Aggregate Bond Index, 20% Credit Suisse Hedge Fund Index 1	5.08%	9.17%
Barclays U.S. Aggregate Bond Index	5.97%	2.51%
MSCI EAFE Index (Net)	-4.90%	8.41%
S&P 500 Index	13.69%	18.36%
Credit Suisse Hedge Fund Index 2	4.13%	6.11%

1 This blended benchmark contains a hedge fund index that reports monthly returns and thus the inception of the index is as of the closest month end.
2 Credit Suisse Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on February 29, 2012, the closest available date to the Fund’s inception. The Fund’s performance for the period beginning on February 29, 2012 was 6.97%.

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2014 and of the Moderate Growth Fund on a pro forma combined basis as of June 30, 2014 after giving effect to the proposed Reorganization on that date. The actual net assets of the Tactical Moderate Growth Fund and the Moderate Growth Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.  No assurance can be given as to how many shares of the Moderate Growth Fund will be received by shareholders of Tactical Moderate Growth Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of Moderate Growth Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Tactical Moderate Growth Fund	$280,983,755	$12.12	23,177,879
Moderate Growth Fund	$405,863,878	$12.37	32,810,027
Adjustments	$0 (a)		(462,943) (b)
Pro forma Moderate Growth Fund	$686,847,633	$12.37	55,524,962
(a)  The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.  No sales or other charges will be imposed on Contract Owners in connection with the Reorganization.
(b)  The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Tactical Moderate Growth Fund to reflect the exchange of shares of the Moderate Growth Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Tactical Moderate Growth Fund by the shareholders of the Moderate Growth Fund.  If the Reorganization had taken place on June 30, 2014, the shareholders of the Tactical Moderate Growth Fund would have received 22,714,936 shares of the Moderate Growth Fund.

After careful consideration, the Trust’s Board of Trustees unanimously approved the Plan of Reorganization with respect to the Tactical Moderate Growth Fund.

*     *     *     *     *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

The assets of the Acquired Fund will be acquired by, and in exchange for, shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by the Trust, and the shares of the Acquiring Fund distributed to shareholders of the Acquired Fund in the redemption of the Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 24, 2015, or on a later date the Trust decides upon (the “Closing Date”), subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The shareholders of the Acquired Fund will receive shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization.  Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Acquiring Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.  The Acquiring Fund is a series of the Trust.

The Trust currently offers one class of shares.  The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to shares of the Acquiring Fund.  The maximum distribution and/or service (12b-1) fee for the Acquiring Fund’s shares is currently equal to an annual rate of 0.25% of the average daily net assets attributable to those shares.  Because these distribution/service fees are paid out of the Acquiring Fund’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Board Considerations

At meetings of the Trust’s Board of Trustees held on January 4 and January 8, 2015, the Trustees, all of whom are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (“Independent Trustees”), considered materials and discussed the potential benefits to the shareholders of the Acquired Fund under the proposed Reorganization. The Reorganization is part of an overall rationalization of the Trust’s offerings and service providers, and is designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain qualified and nonqualified plans. The Reorganization also seeks to increase assets under management in the Acquiring Fund and seeks to achieve additional economies of scale. The objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. In determining whether to approve the Reorganization with respect to the Acquired Fund and the Acquiring Fund, the Board considered many factors, including:

●
Investment Objectives and Investment Strategies.  The Board noted that the Reorganization will permit the Contract Owners with Contract values allocated to the Acquired Fund to continue to invest in a professionally managed fund having investment objectives and investment strategies similar to those of the Acquired Fund. Both the Acquired Fund and the Acquiring Fund seek long-term growth of capital through investment in Underlying Funds.  Specifically, the Acquired Fund’s objective is to seek long term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in Underlying Funds, while Acquiring Fund’s objective is to seek long-term growth of capital by investing in Underlying Funds that offer a broad array of stock, bond, and other asset classes .and strategies.  The Board discussed that each Fund also has the same fundamental policies and restrictions, and similar investment strategies.  For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives, Policies and Strategies.”

The Board considered management’s desire to streamline the Curian fund lineup, and that the Reorganization of these two Funds is expected to better serve the Funds’ shareholders.  The Board discussed the Acquired Fund’s tactical allocations to other funds in the complex, which are driven by models from Ned Davis, a financial research firm, and considered management’s assertion that this tactical element has not fully achieved its goal for the Acquired Fund.  It also considered JNAM’s relationship with Ned Davis, as noted below.

●
Operating Expenses.   The Board noted that the Reorganization will result in an expense ratio before acquired fund fees and expenses that is lower than that of the Acquired Fund currently, though the gross expense ratio is expected to be higher than that of the Acquired Fund currently.  The Board considered that, as of the fiscal year ended December 31, 2013, the Acquiring Fund had a total expense ratio that was higher than the total expense ratio of the Acquired Fund, due to the Acquiring Fund’s lower acquired fund fees and expenses. It discussed the impact of these acquired fund fees and expenses on the Funds’ expense ratios.  However, the Board also considered the amount of assets that the Combined Fund is expected to have on the Closing Date, specifically that the combined assets of the Acquired Fund and Acquiring Fund will result in the Combined Fund reaching its advisory fee breakpoint at $500 million, which, in turn, is expected to result in a lower expense ratio. See “Comparative Fee and Expense Tables.”  The Board discussed whether the Reorganization is in the best interests of shareholders, despite the higher acquired fund fees, in light of the Funds’ performance, as discussed below.

●
Larger Asset Base.  The Board noted that the Reorganization would benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in a combined Fund with a larger asset base than that of the Acquired Fund currently. As of October 31, 2014, the Acquired Fund had assets of approximately $295.7 million as compared to assets of $474.9 million for the Acquiring Fund. See “Capitalization.”  The Board considered management’s belief that because the Acquired Fund has a lower asset base, reorganizing the Acquired Fund into the Acquiring Fund appeared to be the best way to offer Contract Owners and other investors the ability to achieve economies of scale.

●
Performance.  The Board noted that the Acquiring Fund has had better historical risk-adjusted performance than the Acquired Fund. The Board considered each Fund’s performance compared to its benchmark, as of October 31, 2014, noting that the Funds’ performance record is somewhat similar but that the Acquiring Fund outperformed the Acquired Fund in the year-to-date, one-year and since inception periods ended October 31, 2014.  The Board also noted that during the 2013 calendar year, the Acquiring Fund underperformed the Acquired Fund.  The Board also considered that the Funds track the same benchmark.  The Board discussed management’s statement that the tactical allocation component of the Acquired Fund has not fully achieved its goal for the Fund, and considered how the Reorganization will benefit the Acquired Fund’s shareholders.

●
Investment Adviser and Other Service Providers.  The Funds currently have the same investment adviser and administrator, Curian Capital, and other service providers.  After the Reorganization, it is proposed that the Combined Fund will have a different investment adviser, JNAM, which is being considered by shareholders of the Trust via a proxy statement.  See “Comparison of Investment Adviser.”  The custodian for the Acquiring Fund, JPMorgan Chase Bank, N.A., is the same as for the Acquired Fund and will remain the same after the Reorganization. The transfer agent for the Acquiring Fund, JNAM, is the same as for the Acquired Fund and will remain the same after the Reorganization.  The distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, is the same as for the Acquired Fund and will remain the same after the Reorganization.

The Board discussed the to what extent asset allocation research from Ned Davis will be used after Reorganization.  It considered management’s statement that JNAM does not utilize Ned Davis for services related to portfolio management of its funds and that the overall, broader relationship with Ned Davis was not considered by management in recommending the Reorganization.

●	Tax-Free Reorganization. The Reorganization will have no tax effect on Contract Owners or others with beneficial interests in the Acquired Fund.

●	Costs of Reorganization. The expenses of the Reorganization will be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

In summary, in determining whether to approve the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Funds’ shareholders, Contract Owners’ and plan participants’ interests; (2) the compatibility of the Funds' investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Funds’ shareholders, Contract Owners and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal tax consequences of the Reorganization; and (8) the costs of the Reorganization. The Board also considered that the Acquired Fund was likely to remain relatively small and encounter continuing difficulties in attracting assets as well as possible alternatives to the Reorganization.
Management also advised the Board that the Trust’s Declaration of Trust, By-Laws and applicable state law do not require shareholder approval of the Reorganization.  Moreover, management advised the Trustees that Rule 17a-8 under the 1940 Act allows for the Reorganization without the need for shareholder approval because there is no material difference between the investment policies that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities of the Acquired Fund and the Acquiring Fund, there is no material difference between the respective advisory contracts, and there are no distribution fees for Acquired Fund and the Acquiring Fund.

For the reasons described above, the Board, comprised solely of Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and Acquiring Fund’s Contract Owners and other investors would not be diluted as a result of effecting the Reorganization. At the Board meeting held on January 8, 2015, the Board voted unanimously to approve the Reorganization.  In addition, the Board of Trustees determined that because applicable legal requirements do not require shareholder approval under these circumstances, shareholders would not be asked to vote on the Reorganization.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of a Fund’s risk factors, please see Appendix B “More Information on Strategies and Risk Factors.”

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.

As a condition to consummation of the Reorganization, the Trust will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Funds participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization being completed in accordance with the Plan of Reorganization, for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code); (2) neither Fund will recognize any gain or loss on the Reorganization; (3) the Acquired Fund shareholders will not recognize any gain or loss on the exchange of their Acquired Fund Shares for Acquiring Fund Shares; (4) the holding period for and tax basis in the Acquiring Fund Shares that the Acquired Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Fund Shares that the shareholder holds immediately before the Reorganization (provided, with respect to inclusion of the holding period, the shareholder holds the shares as capital assets on the applicable Closing Date); and (5) the Acquiring Fund’s tax basis in each asset the Acquired Fund transfers to it will be the same as the Acquired Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).  Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Funds or the Acquired Fund shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Contract Owners who had premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Acquired Fund Shares generally will not recognize any gain or loss as a result of the Reorganization.  If the Acquired Fund sells securities before its Reorganization, it may recognize net gains or losses.  Any net gains recognized on those sales would increase the amount of any distribution that the Acquired Fund must make to its shareholders before consummating its Reorganization.

As a result of the Reorganization, the Acquiring Fund will succeed to certain tax attributes of the Acquired Fund, except that the amount of the Acquired Fund’s accumulated capital loss carryforwards (plus any net capital loss that Acquired Fund sustains during its taxable year ending on the applicable Closing Date and any net unrealized built-in loss it has on that date) that the Acquiring Fund may use to offset capital gains it recognizes after its Reorganization may be subject to an annual limitation under Sections 382 and 383 of the Code.

If a Reorganization fails to meet the requirements of Code Section 368(a)(1), a Separate Account that is invested in shares of the Acquired Fund involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Fund Shares it receives.

The Trust has not sought a tax ruling from the Internal Revenue Service (“IRS”) but instead is acting in reliance on the opinion of Counsel discussed above.  That opinion is not binding on the IRS or the courts and does not preclude the IRS from adopting a contrary position.  Contract Owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

Management of the Trust

This section provides information about the Trust and the Adviser for the Acquiring Fund.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company.  Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Board of Trustees.  The Acquiring Fund is a series of the Trust.

The Adviser

Curian Capital, LLC, 7601 Technology Way, Denver, Colorado 80237, is the current investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the ultimate parent of Jackson National Asset Management, LLC, the sponsor of investment companies that are in the same group of investment companies as the Trust, M&G Investment Management Limited, PPM America, Inc. and Eastspring Investments (Singapore) Limited.

Curian Capital acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.  The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually before December 31 by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, the Trust, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays the Adviser a fee in respect of each Fund as described in that Fund’s Prospectus.

There is a shareholder proposal in a proxy statement that has been sent out to all shareholders of the Trust that is asking for approval of a new investment advisory agreement with respect to each fund of the Trust.  If this proposal is approved by shareholders, the new investment adviser of the Acquiring Fund will be an affiliate of Curian Capital, Jackson National Asset Management, LLC (“JNAM”), effective as of April 27, 2015.  The terms of the Investment Advisory and Management Agreement with JNAM will be identical to the terms of the current Curian Capital Investment Advisory and Management Agreement.

The Acquiring Fund’s investments are selected by the Adviser. The following table describes the Acquiring Fund’s portfolio managers and the portfolio managers’ business experience.  Information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities of the Acquiring Fund is available in the Trust’s Statement of Additional Information dated April 28, 2014, as supplemented.

Acquiring Fund	Portfolio Managers	Business Experience
Moderate Growth Fund	Curian Capital, LLC 7601 Technology Way Denver, Colorado 80237 James W. Gilmore, CFA William Harding, CFA Jonathan Shiffer, MBA
James W. Gilmore, CFA, Vice President and Portfolio Manager is responsible for portfolio construction and asset allocation of the Funds. Mr. Gilmore brings over 30 years of investment experience in all aspects of the investment process, including due diligence, manager selection, performance measurement, portfolio optimization and portfolio management. Mr. Gilmore has been actively involved in the

Acquiring Fund	Portfolio Managers	Business Experience

Asset Management Group since his arrival at Curian in 2011. Mr. Gilmore’s past experience includes Senior Consultant with NEPC, LLC from January 2008 through November 2011.  In this role, he led public pension, corporate pension, labor union pension and defined contribution clients in the portfolio allocation and management process. He counseled over $12 billion in assets utilizing traditional and alternative asset classes in the process.  Prior to NEPC, LLC, he was employed at Stonebridge Investment Partners from September 2005 through January 2008.  Additional experience was acquired during assignments with New York Life Investment Management, Columbia Management Company and Morley Capital Management.

William Harding, Vice President of Curian Capital and Vice President and Head of Investment Management for JNAM, is a dual employee of Curian Capital and JNAM.  Mr. Harding leads the Investment Management function at JNAM is responsible for oversight of sub-adviser performance and risk, due diligence, and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 13 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Jonathan Shiffer, MBA, Vice President and Portfolio Manager for Curian Capital, is responsible for overseeing the firm’s activities related to Curian Capital’s proprietary investment strategies. Mr. Shiffer has over 15 years of experience in the investment management industry.  Prior to joining Curian Capital in 2012, Mr. Shiffer served as Chief Investment Officer for Rushmore Investment Advisors Inc., an institutional money management firm, where he supervised portfolio management, research, trading, and portfolio operations staff.  Mr. Shiffer joined Rushmore from First Union Securities where he worked as a client portfolio manager responsible for equity & debt research, manager due diligence, and portfolio allocation. Mr. Shiffer received his Bachelor of Science in business and Masters of Business Administration from the University of Texas at Dallas.

Management Fees

As compensation for its services, the Adviser receives a fee from the Trust computed separately for the Acquiring Fund, accrued daily and payable monthly.  The fee the Adviser receives from the Acquiring Fund is set forth below as an annual percentage of the net assets of the Acquiring Fund.

Acquiring Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets)
Moderate Growth Fund	$0 to $500 million Over $500 million	0.15% 0.10%

In addition to the investment advisory fee, the Acquiring Fund pays to Curian Capital (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Acquiring Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Moderate Growth Fund	All Assets	0.10%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges and pays for routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses, including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for nonrecurring and extraordinary legal fees, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees.

Additional Information

Distribution Arrangements

The Trust has adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).  The Board of Trustees, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, certain Funds will pay a Rule 12b-1 fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributed to interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to interests.  Jackson National Life Distributors LLC (the “Distributor”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. Under the Plan, the Acquired Fund and the Acquiring Fund do not pay a Rule 12b-1 fee.

The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of the Contracts issued by the Insurance Companies.

Payments to Financial Intermediaries

Only Separate Accounts, registered investment companies, and qualified and certain non-qualified plans of the Insurance Companies may purchase shares of the Acquiring Fund.  If an investor invests in the Fund under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment.

Investment in Trust Shares

Shares of the Trust are currently sold to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts; to qualified and certain unqualified retirement plans; and to other regulated investment companies that in turn are sold to Separate Accounts.  The Separate Accounts, through their various sub-accounts, invest in designated Funds and purchase and redeem the shares of the Funds at their net asset value (“NAV”). There is no sales charge.

Shares of the Acquiring Fund are not available to the general public directly.   The NAV per share of the Acquiring Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Acquiring Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Adviser in good faith that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

The Acquiring Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Acquiring Fund does not price its shares.  As a result, the Acquiring Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Acquiring Fund’s shares.

Because the calculation of the Acquiring Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Acquiring Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign securities for purposes of calculating the Acquiring Fund’s NAV.  When fair valuing such foreign securities, the Adviser will adjust the closing prices of all foreign securities held in the Acquiring Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining the Acquiring Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate the Acquiring Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for time zone arbitrage in the Acquiring Fund that invests all or substantial portions of its assets in foreign securities, thereby seeking to make the Fund significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

The interests of the Acquiring Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of

Acquiring Fund shares held by long-term shareholders and have other adverse effects on the Acquiring Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Acquiring Fund is not intended as a vehicle for market timing.  The Board of Trustees has adopted the policies and procedures set forth below with respect to frequent trading of Acquiring Fund shares.

The Acquiring Fund, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Acquiring Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in the Acquiring Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the Acquiring Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.   The Insurance Companies have entered into agreements with the Trust to provide upon request certain information on the trading activities of Contract Owners in an effort to help curtail market timing.

In addition to identifying any potentially disruptive trading activity, the Acquiring Fund’s Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for the Acquiring Fund.  The Trust’s “fair value” pricing policy applies to all Funds where a significant event has occurred.  The Acquiring Fund’s “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Acquiring Fund.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Acquiring Fund in the future, will be totally effective in this regard.

Share Redemption

Investors redeem shares to make benefit or withdrawal payments under the terms of the Contracts or other arrangements.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

●	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Tax Status

The Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in the Acquiring Fund are owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by various funds of the Trust and JNL Series Trust, which are regulated investment companies under Subchapter M of the Code, by qualified and certain non-qualified pension plans and by Jackson National.

The Acquiring Fund is treated as a corporation separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions of the Acquiring Fund are considered separately for purposes of determining whether or not the Acquiring Fund qualifies as a regulated investment company.

Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts, qualified and unqualified retirement plans and other registered investment companies, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Acquiring Fund.  Distributions from the Acquiring

Fund are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement requires the Acquiring Fund to be operated in compliance with these diversification requirements.  The Adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of the Acquired Fund and the Acquiring Fund.  The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2014 (semi-annual report) has not been audited.

Curian Variable Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations				Distributions from			Supplemental Data			Ratios(a)(e)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance - Moderate Growth Fund

06/30/2014 *	$11.74	$(0.02)	$0.65	$0.63	$–	$–	$12.37	5.37%	$405,864	16%	0.27%	0.27%	(0.27)%
12/31/2013	10.53	0.13	1.10	1.23	(0.01)	(0.01)	11.74	11.76	266,128	70	0.42	0.42	1.18
12/31/2012 +	10.00	0.09	0.44	0.53	–	–	10.53	5.30	70,174	14	0.46	0.46	1.03
Curian Guidance - Tactical Moderate Growth Fund

06/30/2014 *	11.58	(0.02)	0.56	0.54	–	–	12.12	4.66	280,984	31	0.27	0.27	(0.27)
12/31/2013	10.34	0.14	1.16	1.30	(0.03)	(0.03)	11.58	12.62	236,517	116	0.42	0.42	1.31
12/31/2012 +	10.00	0.18	0.16	0.34	–	–	10.34	3.40	74,598	30	0.46	0.46	2.02

* The information as of June 30, 2014 has not been audited. + Commenced operations February 6, 2012.
(a) Annualized for periods less than one year.
(b) Per share data calculated using average shares method.
(c)  Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)  Portfolio turnover is not annualized for periods of less than one year.  For the Feeder Fund and fund of funds, portfolio turnover rate is based on the Feeder Fund's or fund of funds' purchases or sales of the Master Fund or underlying funds, respectively.

(e)  Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund's or underlying funds' expenses.

Outstanding Shares and Principal Shareholders

As of February 27, 2015, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.

Because the shares of the Funds are sold only to the Insurance Companies, certain Funds of the Trust organized as funds-of-funds, and certain qualified and nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owner of record of substantially all of the shares of the Trust.  In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date.

Fund	Total Number of Shares
Tactical Moderate Growth Fund

As of February 27, 2015, to the Trust’s knowledge, the following persons beneficially owned more than 5% of the shares of the Acquired Fund:

Contract Owner’s Name/Address	Percent Beneficial Ownership of Shares of the Fund	Percent Beneficial Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)

*     *     *     *     *

APPENDIX A

PLAN OF REORGANIZATION

CURIAN VARIABLE SERIES TRUST
CURIAN GUIDANCE – TACTICAL MODERATE GROWTH FUND
CURIAN GUIDANCE – MODERATE GROWTH FUND

This Plan of Reorganization has been entered into on April 24, 2015, by CURIAN VARIABLE SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its CURIAN GUIDANCE – TACTICAL MODERATE GROWTH FUND (the “Tactical Moderate Growth Fund,” or the “Acquired Fund”) and CURIAN GUIDANCE – MODERATE GROWTH FUND (the “Moderate Growth Fund,” or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquired Fund, and that the interests of the existing shareholders of both the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transactions described herein;

WHEREAS Article II, Section 1 of the Trust’s Declaration of Trust, dated September 7, 2011 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations; and

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund, subject to the approval of the shareholders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.
The Closing Date shall be April 24, 2015, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
the transaction will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant

A-1

to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees.  The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses of this transaction associated with soliciting proxies, including the preparation, filing, printing and mailing of proxy solicitation material and disclosure documents, and obtaining a consent from an independent registered public accounting firm, shall be borne by Jackson National Asset Management, LLC.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, Curian Variable Series Trust, on behalf of the Curian Guidance – Tactical Moderate Growth Fund and Curian Guidance – Moderate Growth Fund has caused this Plan of Reorganization to be executed and attested in the City of Denver, State of Colorado, on the date first written above.

CURIAN VARIABLE SERIES TRUST

By:
Mark D. Nerud, President and CEO

Attest:
Susan S. Rhee, Vice President

A-2

APPENDIX B

More Information on Strategies and Risk Factors

Curian Guidance – Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be strategic in nature within a modest range around the target allocation set for each Underlying Fund; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed below.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed Income
Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund

Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Alternative Assets	Alternative Strategies

Curian Variable Series Trust	Curian Variable Series Trust
Curian/CenterSquare International Real Estate Securities Fund	Curian/AQR Risk Parity Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Van Eck International Gold Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian Long Short Credit Fund
JNL Series Trust	Curian/Neuberger Berman Currency Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Invesco Global Real Estate Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Red Rocks Listed Private Equity Fund
JNL Series Trust
Tactical Management	JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL Series Trust	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of long-term growth of capital through its investment in Underlying Funds that invest in equity-oriented securities.  Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  The investment in Underlying Funds that invest in equity-oriented securities is complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and real estate investment trusts.  Fixed income allocations may include Underlying Funds that invest in fixed income securities, including bonds of U.S. issuers, as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest exclusively in investment-grade securities as well as Underlying Funds that invest in high-yield, high-risk bonds, commonly referred to as “junk bonds.”

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

●	Allocation risk
●	Commodity risk
●	Counterparty risk
●	Credit risk
●	Currency risk
●	Derivatives risk
●	Emerging markets risk
●	Equity securities risk
●	Fixed income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Frontier market countries risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Micro-cap company risk
●	Non-diversification risk
●	Precious metal related securities risk
●	Real estate investment risk
●	Short sales risk
●	Sovereign debt risk
●	Underlying Funds risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Industry concentration risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Leverage risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Prepayment risk
●	Sector risk
●	Small-capitalization investing risk
●	Temporary defensive positions and large cash positions risk

Curian Guidance – Tactical Moderate Growth Fund

Investment Objective.  The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in shares of a diversified group of Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund’s investment adviser (“Curian Capital” or the “Adviser”) considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be modestly revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

Generally, any changes among asset classes will be tactical in nature within a modest range around the target allocation set within the tactical oriented Underlying Funds; however, the Adviser may at times make larger allocation changes if it believes market conditions warrant a larger change.  Allocations are based not only on past asset class performance but on future risk/return expectations.  The Adviser reserves the right to replace Underlying Funds or Exchange-Traded Funds (“ETFs”) or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities, and the Underlying Funds in the Domestic/Global Equity, International, Sector, and Specialty investment categories to be funds that invest primarily in equity securities. The Underlying Funds in the Risk Management and Tactical Management investment categories include funds that can invest in a variety of asset classes in various proportions, may take measures to manage risk and/or adapt to prevailing market conditions and may have significant exposure to both fixed income and equity securities. To the extent the Fund invests in one of these Underlying Funds, the Fund’s exposure to fixed income securities and equity securities will be allocated according to the Underlying Fund’s relative exposure to these asset classes. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed below.

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectus for the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust for the particular information and the risks related to the Underlying Funds.

The following charts list the Underlying Funds available for investment as of the date of this Prospectus:

Domestic/Global Equity	Domestic/Global Fixed Income
Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust

JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund

JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Sector	Specialty

JNL Series Trust	JNL Series Trust
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P International 5 Fund
JNL Variable Fund LLC	JNL/S&P Mid 3 Fund
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund	JNL Variable Fund LLC
JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Alternative Assets	Alternative Strategies

Curian Variable Series Trust	Curian Variable Series Trust
Curian/CenterSquare International Real Estate Securities Fund	Curian/AQR Risk Parity Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Van Eck International Gold Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian Long Short Credit Fund
JNL Series Trust	Curian/Neuberger Berman Currency Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Invesco Global Real Estate Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Red Rocks Listed Private Equity Fund
JNL Series Trust

Tactical Management	JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL Series Trust	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Ivy Asset Strategy Fund

The Fund seeks to achieve the primary objective of long-term growth of capital, with a secondary objective of risk control, through tactically adjusted allocations of its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in international emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in both domestic and international fixed income securities and non-traditional investments.  Fixed income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as “junk bonds.”  Non-traditional investments may include Underlying Funds with investments in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies that may include derivatives, options, and short selling of securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

●	Allocation risk
●	Commodity risk
●	Counterparty risk
●	Credit risk
●	Currency risk
●	Derivatives risk
●	Emerging markets risk
●	Equity securities risk
●	Fixed income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Frontier market countries risk
●	Index investing risk
●	License termination risk
●	Liquidity risk
●	Managed portfolio risk
●	Market risk
●	Micro-cap company risk
●	Non-diversification risk
●	Precious metal related securities risk
●	Underlying Funds risk

Please see the “Glossary of Risks” section below for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This document does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

●	High-yield bonds, lower-rated bonds, and unrated securities risk
●	Industry concentration risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Leverage risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Prepayment risk
●	Real estate investment risk
●	Sector risk
●	Short sales risk
●	Temporary defensive positions and large cash positions risk

Glossary of Risks

Allocation risk – The Fund is subject to the risk of changes in market and economic conditions when determining and revising the selection and percentages of allocations among appropriate Underlying Funds.

Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. The effect of future regulations affecting commodity-related industries cannot be predicted.  The value of a Fund with exposure to the commodities market may decline and fluctuate in a rapid and unpredictable manner.

Counterparty risk – A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement.

Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Credit risk – The Fund could lose money on a debt security, including a participatory note, if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Derivatives risk – The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include swaps (including interest rate swaps and credit default swaps), options, futures contracts, forward currency contracts, reverse repurchase agreements, other OTC contracts, and certain exchange-traded funds. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities, and indices. The SAI contains a description of the various types and uses of derivatives in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the investment manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund may not receive the collateral the day the collateral is called for.

Events affecting the creditworthiness of a Fund’s counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in adverse market conditions.  In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including liquidity, market, counterparty, credit, and currency risks. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” below) and counterparty risk (see “Counterparty Risk” above), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through its account at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, a Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” above) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the investment manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between a Fund and its clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for a Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between a Fund and clearing members is drafted by the clearing members and generally is less favorable to a Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by a Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility.  Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Fund’s performance.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments.  In addition, there may be less publicly available information and more volatile or less liquid markets.  Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations.  Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods.  Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds typically have a higher yield to compensate for a greater risk that the issuer might not make its interest and principal payments.  An unanticipated default would result in a reduction in income, a decline in the market value of the related securities and a decline in value.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.  The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer.  Periods of economic or political uncertainty and change can be expected to result in price volatility.

Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate.  Inflation-indexed securities, including Treasury Inflation Protected Securities, decline in value when real interest rates rise.  In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the investment manager in using these investment strategies may not produce the returns expected by the investment manager, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.

Leverage risk – Certain transactions, such as reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.  Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result, the Fund may lose its ability to use the intellectual property, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans.  For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time.  During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed.  Difficulty in selling a floating rate loan can result in a loss.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Non-diversification risk – The Fund is “non-diversified.” As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Portfolio turnover risk – The Fund may actively trade securities or instruments in seeking to achieve its objective.  Doing so may increase transaction costs, which may reduce performance.  Active trading also may increase realized short-term capital gains and losses.

Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be qualifying income under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Sector risk – Investment of a significant portion in the securities of companies involved in the financial services sector carries greater risk of adverse developments in a sector affecting performance.  The financial services sector is affected by general economic conditions and legal, cultural or technological developments.  When growth is slowing, demand for services decreases and prices and dividends may decline.

Although financial services companies carry more risk than a more diversified fund the dividends typically paid by financial services companies may help to moderate this risk to some extent.  The financial services sector is highly correlated and particularly sensitive to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition.  Financial services companies may also be hurt when interest rates rise sharply to varying degrees.  The stocks may also be vulnerable to rapidly rising inflation.  The industry is not generally perceived to be dynamic or aggressive, which could lessen fund performance.

Short sales risk – The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short sale may be affected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying Funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.  The ability of the Fund to achieve its investment objective will depend in part upon the investment manager’s ability to allocate investments in the Underlying Funds and their ability to achieve their investment objectives.  There can be no assurance that the investment objective of any Underlying Fund will be achieved.  The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of the Record Date of February 27, 2015, to the Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Curian Guidance – Tactical Moderate Growth Fund.

Contract Owner’s Name/Address	Percent Beneficial Ownership of Shares of the Fund	Percent Beneficial Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 27, 2015

CURIAN VARIABLE SERIES TRUST

Curian Guidance – Tactical Moderate Growth Fund
(a series of Curian Variable Series Trust)
 (the “Acquired Fund”)

AND

Curian Guidance – Moderate Growth Fund
 (a series of Curian Variable Series Trust)
 (the “Acquiring Fund”)

7601 Technology Way
 Denver, Colorado 80237
(877) 847-4143

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
Curian Guidance – Tactical Moderate Growth Fund	Curian Guidance – Moderate Growth Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”).  This SAI is available to separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to an Acquired Fund and to other shareholders of the Acquired Fund as of February 27, 2015.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)             The Acquiring Fund’s and Acquired Fund’s Statement of Additional Information dated April 28, 2014, as supplemented (File Nos. 333-177369 and 811-22613);

(2)             The Annual Report to Shareholders of the Acquiring Fund and the Acquired Fund for the fiscal year ended December 31, 2013 (File Nos. 333-177369 and 811-22613);

(3)             The Semi-Annual Report to Shareholders of the Acquiring Fund and the Acquired Fund for the period ended June 30, 2014 (File Nos. 333-177369 and 811-22613);

This SAI is not a prospectus.  A Combined Information Statement and Prospectus dated February 27, 2015, relating to the Reorganization (the “Information Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1 Corporate Way, Lansing, Michigan 48951 or calling (517) 381-5500.  This SAI should be read in conjunction with the Information Statement/Prospectus.

PRO FORMA FINANCIAL INFORMATION

Curian Guidance – Tactical Moderate Growth Fund merging into Curian Guidance – Moderate Growth Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual reports and semi-annual reports of Curian Guidance – Tactical Moderate Growth Fund (“Tactical Moderate Growth Fund”) and Curian Guidance – Moderate Growth Fund (“Moderate Growth Fund”) dated December 31, 2013 and June 30, 2014, respectively.  All of the shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2014 is intended to present supplemental data as if the proposed Reorganization of Tactical Moderate Growth Fund (the “Acquired Fund”) into Moderate Growth Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of July 1, 2013. The Reorganization is intended to combine the Acquired Fund with a similar fund advised by Curian Capital, LLC (“Curian Capital” or “Funds Management”). There is a shareholder proposal in a proxy statement that has been sent out to all shareholders of the Trust that is asking for approval of a new investment advisory agreement with respect to each fund of the Trust.  If this proposal is approved by shareholders, the new investment adviser of the Acquiring Fund will be Jackson National Asset Management, LLC, effective as of April 27, 2015.  The Reorganization is expected to be effective as of the close of business on April 24, 2015, or on a later date agreed upon by the Trust (“Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in a tax-free exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material, disclosure documents and related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the taxability of this transaction and the preparation of the tax opinion, and obtaining a consent of independent registered public accounting firm will be borne by JNAM.

The Funds have the same adviser, administrator, fund accounting agent, and custodian. Each service provider has entered into an agreement with Curian Capital which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of June 30, 2014, the net assets of the Acquired Fund and the Acquiring Fund were $280,983,755 and 405,863,878 respectively. The net assets of the pro forma combined fund as of June 30, 2014 would have been 686,847,633 had the Reorganization occurred on that date. The actual net assets of the Tactical Moderate Growth Fund and the Moderate Growth Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Moderate Growth Fund will be received by shareholders of the Tactical Moderate Growth Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2014, the proposed Reorganization would result in no change in management fees had the Reorganization occurred on July 1, 2013.  Other than the 5 basis point reduction to the administrative fee approved by the Board at its January 8, 2015 Special Board Meeting, there is no impact to administration fees and other operating expenses had the Reorganization occurred on July 1, 2013. No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

The proposed Reorganization is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Reorganization. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

If the Reorganization is consummated, the combined Acquiring Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, the Acquired Fund and Acquiring Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of December 31, 2013, the Acquired Fund and the Acquiring Fund had no net capital loss carryforwards.

PART C

OTHER INFORMATION

Item 15.   Indemnification

Article IV of the Registrant’s Agreement and Declaration of Trust provides that,

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 16.   Exhibits

(1)			Agreement and Declaration of Trust of Registrant dated September 7, 2011.1

(2)			By-Laws of Registrant dated September 7, 2011.1

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Information Statement and Prospectus set forth as Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Curian Capital, LLC (“Curian Capital”)

		(i)	Investment Advisory and Management Agreement between Curian Capital and Registrant effective December 19, 2011.2

		(ii)	Amendment, effective March 1, 2012, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.4

		(iii)	Amendment, effective September 10, 2012, to Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.5

		(iv)	Amendment, effective April 29, 2013, to Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.6

		(v)	Amendment, effective July 1, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.7

		(vi)	Amendment, effective September 16, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011. 7

		(vii)	Amendment, effective December 31, 2013, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.9

		(viii)	Amendment, effective January 2, 2014, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.9

		(ix)	Amendment, effective April 28, 2014, to the Investment Advisory and Management Agreement between Curian Capital and Registrant dated December 19, 2011.9

(7)	(a)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company (“Jackson National Life”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.2

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, Jackson National Life, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.7

	(b)	(i)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York (“JNLNY”), American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.2

(ii)
Amendment, effective May 1, 2013, to Participation Agreement between Registrant, JNLNY, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company dated February 1, 2012.7

(c)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. (“iShares”) dated January 31, 2012.3

	(d)		Investing Fund Agreement between Registrant, Market Vectors ETF Trust dated February 13, 2013.6

	(e)		Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012.3

(f)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust (“PowerShares”) dated January 31, 2012.3

	(g)		Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012.3

	(h)		Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012.3

(i)
Investing Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds (“Vanguard”) dated January 31, 2012.3

	(j)		Investing Fund Participation Agreement between Registrant and FlexShares Trust dated December 16, 2013.9

	(h)	(i)	Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC (“JNLD”), effective September 10, 2012.5

		(ii)	Amendment, effective April 29, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.6

		(iii)	Amendment, effective September 16, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.7

		(iv)	Amendment, effective December 31, 2013, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.9

		(v)	Amendment, effective April 28, 2014, to Amended and Restated Distribution Agreement between Registrant and JNLD dated September 10, 2013.9

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated March 24, 2011.1

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.1

(iii)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase dated March 24, 2011.1

		(iv)	Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase dated November 30, 2011.2

		(v)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.4

		(vi)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.5

		(vii)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.6

		(viii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.6

		(ix)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.7

(x)
Addendum, effective July 1, 2013, to the Master Global Custody Agreement (“Cayman Custody Agreement”) between JNL/BlackRock Global Allocation Fund Ltd., JNL/AQR Managed Futures Fund Ltd., and JPMorgan Chase dated June 16, 2011.7

		(xi)	Addendum, effective April 28, 2014, to the Cayman Custody Agreement among JNL/BlackRock Global Allocation Fund Ltd., JNL/AQR Managed Futures Fund Ltd., and JPMorgan Chase dated June 16, 2011.9

		(xii)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.9

	(b)		Custody Agreement, effective July 1, 2013, between Curian/Van Eck International Gold Fund Ltd. and The Bank of Nova Scotia (“Scotiabank”).7

(10)	(a)		Distribution Plan, effective September 10, 2012.5

	(b)		Amendment to Distribution Plan, dated September 11, 2012.6

	(c)		Amendment to Distribution Plan, effective April 29, 2013.6

	(d)		Amendment to Distribution Plan, effective September 16, 2013.7

	(e)		Amendment to Distribution Plan, effective April 28, 2014.9

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)			Not Applicable.

(13)	(a)	(i)	Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.4

		(ii)	Amendment, effective September 10, 2012, to Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.5

		(iii)	Amendment, effective April 29, 2013, to Amended and Restated Administration Agreement between Registrant and Curian dated March 1, 2012.6

		(iv)	Amendment, effective July 1, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.7

		(v)	Amendment, effective August 29, 2013, to the Amended and Restated Administration Agreement between Curian Capital dated March 1, 2012.8

		(vi)	Amendment, effective September 16, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.7

		(vii)	Amendment, effective December 31, 2013, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012. 9

	(viii)	Amendment, effective January 2, 2014, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.9

	(ix)	Amendment, effective April 28, 2014, to the Amended and Restated Administration Agreement between Registrant and Curian Capital dated March 1, 2012.9

(b)	(i)	Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and Jackson Fund Services (“JFS”) effective July 1, 2013.7

	(ii)	Amendment, effective September 16, 2013, to the Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and JFS.7

	(iii)	Amendment, effective April 28, 2014, to the Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital and JFS.9

(c)	(i)	Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC (“JNAM”) dated November 29, 2011.2

	(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.4

	(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.5

	(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.6

	(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.8

	(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM.7

	(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.9

(d)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.2

(e)	(i)	Fund Compliance Services Agreement between Registrant and JFS effective October 5, 2011.2

	(ii)	Amendment, effective December 14, 2012, to Fund Compliance Services Agreement between Registrant and JFS dated October 5, 2011.6

	(iii)	Amendment, effective August 28, 2013, to Fund Compliance Services Agreement between Registrant and JFS dated October, 2011. 8

(f)		Management Fee Waiver Agreement, effective February 1, 2012, between Registrant and Curian Capital.3

(g)		Management Fee Waiver Agreement, effective August 28, 2013, between Registrant and Curian Capital.8

(h) Management Fee Waiver Agreement, effective September 16, 2013, between Registrant and Curian Capital.7

(i) Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.2

(14)	Consent of Auditors, attached hereto.

(15)	None.

(16)	Powers of Attorney, dated January 8, 2015, attached hereto.

1
Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) (“Registration Statement”) filed with the Securities and Exchange Commission (“SEC”) on October 19, 2011.

2	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.

3	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on March 1, 2012.

4	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.

5	Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.

6	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.

7	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.

8	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.

9	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.

Item 17.   Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado on the 16th day of January 2015.

CURIAN VARIABLE SERIES TRUST
/s/ Diana R. Gonzalez
Diana R. Gonzalez
Assistant Vice President

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ David W. Agostine by Diana R. Gonzalez*	January 16, 2015
David W. Agostine
Trustee

/s/ Gregory P. Contillo by Diana R. Gonzalez*	January 16, 2015
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Diana R. Gonzalez*	January 16, 2015
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Diana R. Gonzalez*	January 16, 2015
Mark S. Wehrle
Trustee

January 16, 2015	January 16, 2015
Scot T. Wetzel
Trustee

/s/ Mark D. Nerud by Diana R. Gonzalez*	January 16, 2015
Mark D. Nerud
President and Chief Executive Officer

/s/ Daniel W. Koors by Diana R. Gonzalez*	January 16, 2015
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description

(11)	Opinion and Consent of Counsel regarding legality of shares being registered

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney, dated January 8, 2015, attached hereto.